FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 341	$ 287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	17	(3)
Additions	121	221
Disposals	(172)	(162)
Foreign currency translation and other	(5)	0
Financial assets at end of period	$ 297	$ 341